Reconciliations of Segment Information to Consolidated Totals (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Termination of proposed acquisition	$ (2,000)
Adjustment
Segment Reporting Information [Line Items]
Compensation expense	1,300	$ 1,700	$ 2,100
Professional fees	587	$ 174	$ 125
Termination of proposed acquisition	$ (2,000)